LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2022
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

10.  LAND USE RIGHTS, NET

Land use rights held by the Company represent operating lease prepayments and are amortized over the remaining term of the respective rights.

	As of December 31,
	2021	2022
	RMB	RMB	US$
Cost	368,101	617,808	89,574
Accumulated amortization	(30,866)	(41,788)	(6,059)
Land use rights, net	337,235	576,020	83,515

The carrying amounts of land use rights pledged by the Company to secure borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Land use rights	135,821	115,895	16,803